As filed with the Securities and Exchange Commission on June 22, 2007

Securities Act Registration No. 333-141090

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2

Registration Statement under the Securities Act of 1933

Pre-Effective Amendment No. 4

Post-Effective Amendment No. ☐

BlackRock Kelso Capital Corporation

(Exact name of Registrant as specified in its charter)

40 East 52nd Street

New York, NY 10022

(Address of Principal Executive Offices)

(212) 810-5800

(Registrant’s Telephone Number, Including Area Code)

James R. Maher

Michael B. Lazar

BlackRock Kelso Capital Corporation

40 East 52nd Street

New York, NY 10022

(Name and Address of Agent for Service)

Copies to:

Stacy J. Kanter, Esq.	Cynthia M. Krus, Esq.
Michael K. Hoffman, Esq.	Sutherland Asbill & Brennan LLP
Skadden, Arps, Slate, Meagher & Flom LLP	1275 Pennsylvania Avenue, NW
Four Times Square	Washington, DC 20004
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee(2)(3)
Common Stock, $0.001 par value	15,180,000	$18.00	$273,240,000(1)	$8,388.47

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Estimated pursuant to Rule 457(a) solely for the purpose of determining the registration fee.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

BlackRock Kelso Capital Corporation (the “Company”) hereby incorporates by reference the Prospectus included in Pre-Effective Amendment Number 2 and the Prospectus Supplement included in Pre-Effective Amendment Number 3 to its registration statement on Form N-2 (Securities Act Registration No. 333-141090) (the “Registration Statement”), filed on June 14, 2007, in its entirety. The purpose of this Pre-Effective Amendment No. 4 to the Registration Statement is to file and add additional exhibits. Accordingly, this Pre-Effective Amendment No. 4 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

Part C

OTHER INFORMATION

Item 25. Financial statements and exhibits

1.	Financial Statements

See the Index to Financial Statements on page F-1.

2.	Exhibits

(a)(1)	Certificate of Incorporation.(3)

(a)(2)	Certificate of Amendment to the Certificate of Incorporation.(7)

(b)	Amended and Restated By-Laws.(1)

(d)	Form of Specimen Certificate.(2)

(e)	Dividend Reinvestment Plan.(4)

(g)	Investment Management Agreement.(1)

(h)	Form of Underwriting Agreement.(2)

(j)(1)	Custody Agreement.(4)

(j)(2)	Form of Foreign Custody Manager Agreement.(2)

(k)(1)	Form of Stock Transfer Agency Agreement.(4)

(k)(2)	Form of Administration Agreement.(4)

(k)(3)	Form of Sub-Administration and Accounting Services Agreement.(4)

(k)(4)	Senior Secured Revolving Credit Agreement.(5)

(k)(5)	Amendment No. 1 to Senior Secured Revolving Credit Agreement.(6)

(k)(6)	Amendment No. 2 to Senior Secured Revolving Credit Agreement.(8)

(l)	Opinion and Consent of Counsel to the Company.(2)

(n)(1)	Independent Registered Public Accounting Firm Consent.(1)

(n)(2)	Opinion of Independent Registered Public Accounting Firm Regarding “Senior Securities” Table.(2)

(r)(1)	Code of Ethics of the Company.(4)

(r)(2)	Code of Ethics of the Advisor.(2)

(1)	Filed herewith.

(2)	Previously filed.

(3)	Incorporated by reference to our Form 10-12G/A as filed with the Securities and Exchange Commission on July 22, 2005.

(4)	Incorporated by reference to our Form 10-K as filed with the Securities and Exchange Commission on December 31, 2005.

(5)	Incorporated by reference to our Form 8-K as filed with the Securities and Exchange Commission on December 7, 2006.

(6)	Incorporated by reference to our Form 8-K as filed with the Securities and Exchange Commission on February 12, 2007.

(7)	Incorporated by reference to our Form 8-K as filed with the Securities and Exchange Commission on March 28, 2007.

(8)	Incorporated by reference to our Form 8-K as filed with the Securities and Exchange Commission on April 17, 2007.

Item 26. Marketing arrangements

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference. Reference is also made to the Form of Underwriting Agreement for the Registrant’s shares of common stock to be filed by amendment to this registration statement.

Item 27. Other expenses of issuance and distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

SEC registration fee	$8,388

NASDAQ listing fee	5,000

Printing (other than certificates)	150,000

Engraving and printing certificates	13,000

Accounting fees and expenses	150,000

Legal fees and expenses	950,000

NASD fee	46,500

Miscellaneous fees and expenses	177,112

Total	$1,500,000

All of the expenses set forth above shall be borne by the Registrant.

Item 28. Persons controlled by or under common control with the registrant

The following list sets forth each of the companies considered to be “controlled” by us as defined by the Investment Company Act of 1940.

% of Voting Securities owned
Tygem Holdings, Inc. (Delaware)	70.2%

Item 29. Number of holders of shares

As of April 30, 2007:

Title of Class	Number of Record Holders

Common Stock, $0.001 par value	409

Item 30. Indemnification

The information contained under the heading “Description of Shares” is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and

Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant carries liability insurance for the benefit of its directors and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

We have agreed to indemnify the underwriters against specified liabilities for actions taken in their capacities as such, including liabilities under the Securities Act.

Item 31. Business and other connections of investment advisor

A description of any other business, profession, vocation or employment of a substantial nature in which the Advisor, and each managing director, director or executive officer of the Advisor, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “The Advisor.” Additional information regarding the Advisor and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 000-51327), and is incorporated herein by reference.

Item 32. Location of accounts and records

The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Kelso Capital Advisors LLC, 40 East 52nd Street, New York, NY 10022 and at the offices of the Registrant’s Custodian and Transfer Agent, PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, PA 19153 and 301 Bellevue Parkway, Wilmington, DE 19809, respectively.

Item 33. Management services

Not Applicable.

Item 34. Undertakings

(1) The Registrant hereby undertakes to suspend the offering of its common stock until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this amendment no. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of June, 2007.

By:	/S/ JAMES R. MAHER
Name: James R. Maher
Title: Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment no. 4 to the Registration Statement has been signed by the following persons in the capacities set forth below on the 22nd day of June, 2007.

Name	Title

/S/ JAMES R. MAHER James R. Maher	Chairman of the Board of Directors and Chief Executive Officer (Principal Executive Officer)

/S/ FRANK D. GORDON Frank D. Gordon	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

* Jerrold B. Harris	Director

* William E. Mayer	Director

* François de Saint Phalle	Director

* Maureen K. Usifer	Director

*	Signed by Frank D. Gordon on behalf of those identified pursuant to his designation as an attorney-in-fact signed by each on March 2, 2007.

INDEX TO EXHIBITS

(a)(1)	Certificate of Incorporation.(3)
(a)(2)	Certificate of Amendment to the Certificate of Incorporation.(7)
(b)	Amended and Restated By-Laws.(1)
(d)	Form of Specimen Certificate.(2)
(e)	Dividend Reinvestment Plan.(4)
(g)	Investment Management Agreement.(1)
(h)	Form of Underwriting Agreement.(2)
(j)(1)	Custody Agreement.(4)
(j)(2)	Form of Foreign Custody Manager Agreement.(2)
(k)(1)	Form of Stock Transfer Agency Agreement.(4)
(k)(2)	Form of Administration Agreement.(4)
(k)(3)	Form of Sub-Administration and Accounting Services Agreement.(4)
(k)(4)	Senior Secured Revolving Credit Agreement.(5)
(k)(5)	Amendment No. 1 to Senior Secured Revolving Credit Agreement.(6)
(k)(6)	Amendment No. 2 to Senior Secured Revolving Credit Agreement.(8)
(l)	Opinion and Consent of Counsel to the Company.(2)
(n)(1)	Independent Registered Public Accounting Firm Consent.(1)
(n)(2)	Opinion of Independent Registered Accounting Firm Regarding “Senior Securities” Table.(2)
(r)(1)	Code of Ethics of the Company.(4)
(r)(2)	Code of Ethics of the Advisor.(2)

(1)	Filed herewith.

(2)	Previously filed.

(3)	Incorporated by reference to our Form 10-12G/A as filed with the Securities and Exchange Commission on July 22, 2005.

(4)	Incorporated by reference to our Form 10-K as filed with the Securities and Exchange Commission on December 31, 2005.

(5)	Incorporated by reference to our Form 8-K as filed with the Securities and Exchange Commission on December 7, 2006.

(6)	Incorporated by reference to our Form 8-K as filed with the Securities and Exchange Commission on February 12, 2007.

(7)	Incorporated by reference to our Form 8-K as filed with the Securities and Exchange Commission on March 28, 2007.

(8)	Incorporated by reference to our Form 8-K as filed with the Securities and Exchange Commission on April 17, 2007.